Liquidity and Earnings (Loss) Per Share (Details) - Potentially Dilutive Adjustments to Weighted Average Number of Common Shares - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Liquidity and Earnings Loss Per Share [Line Items]
Antidilutive securities	1,782
Equity Option [Member]
Liquidity and Earnings Loss Per Share [Line Items]
Antidilutive securities	748	1,245	750
Restricted Stock Units (RSUs) [Member]
Liquidity and Earnings Loss Per Share [Line Items]
Antidilutive securities	0